Financial instruments (Details 12)				1 Months Ended		12 Months Ended
	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 05, 2018	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )	Jan. 24, 2006 USD ($)	Jan. 24, 2006 CLF ( )
Financial instruments [Line Items]
Effective rate								3.25%
Notional amount						$ 290,397,000	$ 95,623,000
Current maturities						15,133,000
Bond issuance costs						(1,639,000)	(9,886,000)
Total						13,494,000	58,973,000
NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						9,801,000
LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						$ 5,332,000
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.						93,007,000-9
Company						SQM S.A.
País						Chile
Number of registration or ID of the instrument						-
Maturity date						04/21/2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Nominal rate						5.50%
Effective rate						1.47%
Repayment						Upon maturity
Notional amount						$ 0	0
Current maturities						2,674,000
Bond issuance costs						(385,000)	(904,000)
Total						2,289,000	2,288,000
Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						0
Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						$ 2,674,000
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.						93,007,000-9
Company						SQM S.A.
País						Chile
Number of registration or ID of the instrument						-
Maturity date						01/28/2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Nominal rate						4.38%
Effective rate						3.17%
Repayment						Upon maturity
Notional amount						$ 0	0
Current maturities						4,648,000
Bond issuance costs						(433,000)	(3,069,000)
Total						4,215,000	4,216,000
Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						4,648,000
Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						$ 0
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.						93,007,000-9
Company						SQM S.A.
País						Chile
Number of registration or ID of the instrument						-
Maturity date						0403//2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Nominal rate						3.63%
Effective rate						2.12%
Repayment						Upon maturity
Notional amount						$ 0	0
Current maturities						2,658,000
Bond issuance costs						(615,000)	(3,230,000)
Total						2,043,000	2,043,000
Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						0
Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						$ 2,658,000
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.						93,007,000-9
Company						SQM S.A.
País						Chile
Number of registration or ID of the instrument						564
Maturity date						01/05/2018
Currency or adjustment index						UF
Payment of interest						Semiannual
Nominal rate						4.90%
Effective rate						2.18%
Repayment						Semiannual
Notional amount						$ 0	0
Current maturities						4,127,000
Bond issuance costs						(139,000)	(1,671,000)
Total						3,988,000	3,587,000
Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						4,127,000
Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						$ 0
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.						93,007,000-9
Company						SQM S.A.
País						Chile
Number of registration or ID of the instrument						699
Maturity date						02/01/2018
Currency or adjustment index						UF
Payment of interest						Semiannual
Nominal rate						3.80%
Effective rate						2.80%
Repayment						Upon maturity
Notional amount						$ 0	0
Current maturities						1,026,000
Bond issuance costs						(67,000)	(1,012,000)
Total						959,000	859,000
Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						1,026,000
Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount						0
Current maturities						0
Series C bonds [Member]
Financial instruments [Line Items]
Notional amount							5,903,000
Bond issuance costs							0
Total							6,098,000
Series M bonds [Member]
Financial instruments [Line Items]
Notional amount							39,356,000
Total							39,882,000
Current bonds issued [Member]
Financial instruments [Line Items]
Current maturities							60,624,000
Bond issuance costs							(1,651,000)
Current bonds issued [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							39,356,000
Current maturities							49,194,000
Current bonds issued [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							5,903,000
Current maturities							$ 11,430,000
Current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							-
Maturity date							10/21/2016
Currency or adjustment index							US$
Payment of interest							Semiannual
Nominal rate							5.50%
Effective rate							1.97%
Repayment							Upon maturity
Notional amount						250,000,000	$ 250,000,000
Current maturities							2,674,000
Bond issuance costs							(386,000)
Current bonds issued [Member] | Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							0
Current bonds issued [Member] | Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 2,674,000
Current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							-
Maturity date							01/28/2017
Currency or adjustment index							US$
Payment of interest							Semiannual
Nominal rate							4.38%
Effective rate							3.61%
Repayment							Upon maturity
Notional amount						250,000,000	$ 250,000,000
Current maturities							4,649,000
Bond issuance costs							(433,000)
Current bonds issued [Member] | Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							4,649,000
Current bonds issued [Member] | Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 0
Current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							-
Maturity date							10/03/2016
Currency or adjustment index							US$
Payment of interest							Semiannual
Nominal rate							3.63%
Effective rate							2.48%
Repayment							Upon maturity
Notional amount						$ 300,000,000	$ 300,000,000
Current maturities							2,658,000
Bond issuance costs							(615,000)
Current bonds issued [Member] | Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							0
Current bonds issued [Member] | Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 2,658,000
Current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							564
Maturity date							01/05/2017
Currency or adjustment index							UF
Payment of interest							Semiannual
Nominal rate							4.90%
Effective rate							2.47%
Repayment							Semiannual
Current maturities							$ 3,726,000
Bond issuance costs							(139,000)
Current bonds issued [Member] | Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							3,726,000
Current bonds issued [Member] | Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 0
Current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							699
Maturity date							02/01/2017
Currency or adjustment index							UF
Payment of interest							Semiannual
Nominal rate							3.80%
Effective rate							3.00%
Repayment							Upon maturity
Current maturities							$ 926,000
Bond issuance costs							(67,000)
Current bonds issued [Member] | Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							926,000
Current bonds issued [Member] | Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 0
Current bonds issued [Member] | Series C bonds [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							446
Maturity date							12/01/2016
Currency or adjustment index							UF
Payment of interest							Semiannual
Nominal rate							4.00%
Effective rate							1.34%
Repayment							Semiannual
Current maturities							$ 6,098,000
Bond issuance costs							0
Current bonds issued [Member] | Series C bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							0
Current bonds issued [Member] | Series C bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							5,903,000
Current maturities							$ 6,098,000
Current bonds issued [Member] | Series M bonds [Member]
Financial instruments [Line Items]
Tax ID No.							93,007,000-9
Company							SQM S.A.
País							Chile
Number of registration or ID of the instrument							700
Maturity date							02/01/2017
Currency or adjustment index							UF
Payment of interest							Semiannual
Nominal rate							3.30%
Effective rate							0.69%
Repayment							Upon maturity
Current maturities							$ 39,893,000
Bond issuance costs							(11,000)
Current bonds issued [Member] | Series M bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount							39,356,000
Current maturities							39,893,000
Current bonds issued [Member] | Series M bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount							0
Current maturities							$ 0
Bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Maturity date					10
Effective rate					5.50%
Notional amount					$ 250,000,000
Bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Maturity date				2025
Effective rate				4.375%
Notional amount				$ 250,000,000
Bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Maturity date	10
Effective rate	3.625%
Notional amount	$ 300,000
Bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Maturity date			21
Effective rate			4.90%							4.90%
Notional amount			$ 139,216,000							4,000,000
Bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Maturity date		21
Effective rate		3.80%							3.80%
Notional amount		$ 69,901							1,500,000
Bonds issued [Member] | Series C bonds [Member]
Financial instruments [Line Items]
Effective rate											4.00%	4.00%
Notional amount											$ 101,918,000	3,000,000
Bonds issued [Member] | Series M bonds [Member]
Financial instruments [Line Items]
Maturity date		5
Effective rate		3.30%							3.30%
Notional amount		$ 46,601							1,000,000